Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net book value	$ 116,230,333
Depreciation for the period	(1,727,085)	$ (798,712)
Net book value	112,858,218
Vessels [Member]
Costs	132,863,067
Accumulated depreciation	(16,632,734)
Net book value	116,230,333
Depreciation for the period	(1,727,085)
Capitalized expenses	77,530
Vessel held for sale	(3,750,233)
Vessel held for sale	2,027,673
Vessel held for sale	(1,722,560)
Costs	129,190,364
Accumulated depreciation	(16,332,146)
Net book value	$ 112,858,218